Schedule of Investments (unaudited)
July 31, 2024
BlackRock LifePath® ESG Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 67.0%
iShares Developed Real Estate Index Fund, Class K	12,925	$ 123,948
iShares ESG Aware MSCI EAFE ETF	6,003	484,202
iShares ESG Aware MSCI EM ETF	6,288	213,037
iShares ESG Aware MSCI USA ETF(b)	11,973	1,449,451
iShares ESG Aware MSCI USA Small-Cap ETF	4,154	172,516
iShares MSCI Canada ETF(b)	1,517	59,042
iShares MSCI EAFE Small-Cap ETF	1,242	80,469
iShares MSCI Emerging Markets Small-Cap ETF	606	37,141
		2,619,806
Fixed-Income Funds — 33.1%
iShares ESG Aware U.S. Aggregate Bond ETF	22,548	1,072,383
iShares TIPS Bond ETF	2,075	224,474
		1,296,857
Money Market Funds — 19.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)	772,226	772,535
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	7,839	7,839
		780,374
Total Investments — 120.0% (Cost: $4,094,899)		4,697,037
Liabilities in Excess of Other Assets — (20.0)%		(783,880)
Net Assets — 100.0%		$ 3,913,157

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 824,810	$ —	$ (52,254)(a)	$ (69)	$ 48	$ 772,535	772,226	$ 2,066 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	8,047	—	(208)(a)	—	—	7,839	7,839	386	—
iShares Developed Real Estate Index Fund, Class K	100,506	19,295	(17,145)	(716)	22,008	123,948	12,925	3,295	—
iShares ESG Aware MSCI EAFE ETF	414,698	64,853	(78,505)	2,620	80,536	484,202	6,003	14,182	—
iShares ESG Aware MSCI EM ETF	178,041	43,760	(36,904)	(5,121)	33,261	213,037	6,288	5,317	—
iShares ESG Aware MSCI USA ETF	1,180,123	149,943	(243,034)	15,678	346,741	1,449,451	11,973	12,251	—
iShares ESG Aware MSCI USA Small-Cap ETF	127,656	30,099	(26,277)	1,249	39,789	172,516	4,154	1,317	—
iShares ESG Aware U.S. Aggregate Bond ETF	826,831	272,668	(86,995)	(17,765)	77,644	1,072,383	22,548	27,190	—
iShares MSCI Canada ETF	48,213	5,251	(5,195)	168	10,605	59,042	1,517	1,258	—
iShares MSCI EAFE Small-Cap ETF	66,832	9,430	(9,291)	117	13,381	80,469	1,242	2,125	—
iShares MSCI Emerging Markets Small-Cap ETF	29,963	4,995	(3,192)	39	5,336	37,141	606	856	—
iShares TIPS Bond ETF	184,115	49,703	(19,305)	(3,629)	13,590	224,474	2,075	5,062	—
				$ (7,429)	$ 642,939	$ 4,697,037		$ 75,305	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,619,806	$ —	$ —	$ 2,619,806
Fixed-Income Funds	1,296,857	—	—	1,296,857
Money Market Funds	780,374	—	—	780,374
	$4,697,037	$—	$—	$4,697,037

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International